Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RENAISSANCE CAPITAL GREENWICH FUNDS
Entity Central Index Key	0001026634
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000146463
Shareholder Report [Line Items]
Fund Name	Renaissance International IPO ETF
Trading Symbol	IPOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Renaissance International IPO ETF (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2024 to September 30, 2025, the Fund’s total return based on net asset value was 33.76% compared with 17.14% for the MSCI ACWI ex-US Index. During the period, the international IPO market picked up steam, particularly in Hong Kong, while European issuance remained muted.

What contributed to performance?

Key contributors to Fund performance included Galderma, a Swiss skincare firm, and JX Advanced Metals, a Japanese manufacturer of sputtering targets, which are used in semiconductors.

What detracted from performance?

Key detractors to Fund performance included German luxury car manufacturer Porsche and European private equity firm CVC Capital Partners.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Renaissance International IPO ETF (NAV Return)	MSCI ACWI ex-US Index	Renaissance International IPO Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,343	$10,746	$10,407
11/30/2015	$10,234	$10,525	$10,286
12/31/2015	$10,116	$10,330	$10,270
1/31/2016	$9,414	$9,629	$9,394
2/29/2016	$9,018	$9,521	$9,051
3/31/2016	$9,957	$10,303	$10,063
4/30/2016	$10,003	$10,583	$10,181
5/31/2016	$9,915	$10,414	$10,061
6/30/2016	$9,363	$10,261	$9,432
7/31/2016	$9,895	$10,771	$10,042
8/31/2016	$10,095	$10,841	$10,231
9/30/2016	$10,342	$10,980	$10,458
10/31/2016	$10,114	$10,823	$10,281
11/30/2016	$9,675	$10,574	$9,812
12/31/2016	$9,616	$10,848	$9,822
1/31/2017	$10,013	$11,233	$10,173
2/28/2017	$10,130	$11,414	$10,344
3/31/2017	$10,448	$11,714	$10,667
4/30/2017	$10,808	$11,972	$11,081
5/31/2017	$11,120	$12,372	$11,441
6/30/2017	$11,291	$12,416	$11,567
7/31/2017	$11,611	$12,877	$12,098
8/31/2017	$11,872	$12,947	$12,322
9/30/2017	$12,159	$13,192	$12,663
10/31/2017	$12,347	$13,442	$12,822
11/30/2017	$12,587	$13,553	$13,073
12/31/2017	$13,052	$13,860	$13,379
1/31/2018	$13,892	$14,633	$14,312
2/28/2018	$13,496	$13,946	$13,917
3/31/2018	$13,763	$13,711	$14,108
4/30/2018	$13,121	$13,941	$13,676
5/31/2018	$12,671	$13,633	$13,299
6/30/2018	$12,403	$13,383	$12,944
7/31/2018	$12,392	$13,707	$12,877
8/31/2018	$12,111	$13,423	$12,697
9/30/2018	$12,122	$13,490	$12,686
10/31/2018	$10,574	$12,394	$11,130
11/30/2018	$10,676	$12,513	$11,286
12/31/2018	$10,499	$11,951	$11,250
1/31/2019	$11,162	$12,856	$11,767
2/28/2019	$11,820	$13,109	$12,251
3/31/2019	$11,753	$13,198	$12,223
4/30/2019	$12,394	$13,557	$12,797
5/31/2019	$11,775	$12,844	$12,267
6/30/2019	$12,291	$13,624	$12,805
7/31/2019	$11,934	$13,463	$12,581
8/31/2019	$12,081	$13,050	$12,665
9/30/2019	$12,240	$13,392	$12,800
10/31/2019	$12,983	$13,862	$13,538
11/30/2019	$13,085	$13,986	$13,701
12/31/2019	$13,828	$14,596	$14,502
1/31/2020	$13,908	$14,206	$14,641
2/29/2020	$13,777	$13,085	$14,478
3/31/2020	$12,022	$11,201	$12,870
4/30/2020	$13,351	$12,057	$14,233
5/31/2020	$15,197	$12,457	$15,952
6/30/2020	$16,113	$13,026	$16,986
7/31/2020	$17,460	$13,612	$18,361
8/31/2020	$19,529	$14,198	$20,301
9/30/2020	$18,353	$13,854	$19,368
10/31/2020	$18,290	$13,559	$19,245
11/30/2020	$19,427	$15,384	$20,536
12/31/2020	$20,949	$16,220	$22,313
1/31/2021	$21,686	$16,258	$23,044
2/28/2021	$21,074	$16,582	$22,434
3/31/2021	$19,874	$16,804	$20,889
4/30/2021	$20,766	$17,309	$22,127
5/31/2021	$20,697	$17,862	$22,073
6/30/2021	$20,663	$17,752	$22,029
7/31/2021	$19,040	$17,465	$20,331
8/31/2021	$18,811	$17,800	$20,205
9/30/2021	$17,194	$17,241	$18,536
10/31/2021	$16,708	$17,657	$18,111
11/30/2021	$15,404	$16,864	$16,655
12/31/2021	$14,501	$17,566	$15,808
1/31/2022	$12,895	$16,920	$13,893
2/28/2022	$12,106	$16,588	$13,223
3/31/2022	$11,232	$16,629	$12,340
4/30/2022	$10,186	$15,595	$11,277
5/31/2022	$10,569	$15,723	$11,481
6/30/2022	$10,403	$14,377	$11,198
7/31/2022	$10,060	$14,874	$10,910
8/31/2022	$9,477	$14,400	$10,342
9/30/2022	$8,265	$12,968	$9,028
10/31/2022	$7,454	$13,357	$8,106
11/30/2022	$9,494	$14,937	$10,121
12/31/2022	$9,648	$14,831	$10,564
1/31/2023	$10,203	$16,036	$11,145
2/28/2023	$9,437	$15,476	$10,354
3/31/2023	$9,397	$15,870	$10,326
4/30/2023	$9,243	$16,157	$10,049
5/31/2023	$8,740	$15,586	$9,640
6/30/2023	$8,726	$16,293	$9,496
7/31/2023	$9,493	$16,961	$10,288
8/31/2023	$8,365	$16,198	$9,155
9/30/2023	$7,838	$15,694	$8,644
10/31/2023	$7,305	$15,049	$7,958
11/30/2023	$7,958	$16,406	$8,731
12/31/2023	$8,056	$17,235	$8,803
1/31/2024	$7,173	$17,066	$7,895
2/29/2024	$7,740	$17,501	$8,492
3/31/2024	$7,855	$18,038	$8,637
4/30/2024	$8,010	$17,754	$8,883
5/31/2024	$8,050	$18,286	$8,918
6/30/2024	$7,515	$18,276	$8,325
7/31/2024	$7,405	$18,705	$8,212
8/31/2024	$7,694	$19,242	$8,570
9/30/2024	$7,629	$19,769	$8,600
10/31/2024	$7,149	$18,808	$8,021
11/30/2024	$7,172	$18,641	$8,014
12/31/2024	$7,061	$18,285	$8,054
1/31/2025	$7,518	$19,025	$8,469
2/28/2025	$7,581	$19,292	$8,529
3/31/2025	$7,405	$19,265	$8,349
4/30/2025	$7,706	$19,977	$8,733
5/31/2025	$8,209	$20,913	$9,326
6/30/2025	$8,584	$21,634	$9,691
7/31/2025	$8,911	$21,579	$10,112
8/31/2025	$9,624	$22,342	$10,857
9/30/2025	$10,248	$23,156	$11,643

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Renaissance International IPO ETF (NAV Return)	33.76%	-10.81%	0.37%
MSCI ACWI ex-US Index	17.14%	10.82%	8.76%
Renaissance International IPO Index	35.38%	-9.68%	1.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Visit https://etfs.renaissancecapital.com/intl-ipo-etf#performance for more recent performance information.
AssetsNet	$ 5,301,979
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 34,762
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 9/30/2025)

Fund Stats	Fund Stats
Total Net Assets	$5,301,979
# of Portfolio Holdings	36
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$34,762

Holdings [Text Block]
Industry	Value
Pharmaceuticals	10.7%
Metals & Mining	9.7%
Automobiles	8.6%
Software	7.5%
Semiconductors & Semiconductor Equipment	6.8%
Machinery	6.7%
Air Freight & Logistics	6.5%
Hotels, Restaurants & Leisure	5.4%
Household Durables	4.8%
Electrical Equipment	4.7%
Others	28.2%
Cash	0.4%

Largest Holdings [Text Block]
Top 10	Value
Galderma Group AG	9.1%
Horizon Robotics	7.5%
J&T Global Express Ltd.	5.5%
RENK Group AG	5.4%
JX Advanced Metals Corp.	5.2%
Lottomatica Group SpA	5.0%
Midea Group Co. Ltd., Class H	4.8%
Contemporary Amperex Technology Co. Ltd., Class H	4.7%
Zhejiang Leapmotor Technology Co. Ltd., Class H	4.5%
Kokusai Electric Corp.	4.1%

Material Fund Change [Text Block]
C000129677
Shareholder Report [Line Items]
Fund Name	Renaissance IPO ETF
Trading Symbol	IPO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Renaissance IPO ETF (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2024 to September 30, 2025, the Fund’s total return based on net asset value was 16.61% compared with 17.60% for the S&P 500® Index. The US IPO market weathered volatility in the first half of the period due to uncertainties around tariffs and monetary policy, but rebounded strongly in the second half.

What contributed to performance?

Key contributors to Fund performance included Reddit, a forum-based social media platform, and Astera Labs, which makes connectivity products for AI infrastructure.

What detracted from performance?

Key detractors to Fund performance included Brazilian digital bank Nu Holdings (no longer held at fiscal year-end) and Mediterranean fast casual restaurant chain Cava Group.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Renaissance IPO ETF (NAV Return)	S&P 500® Index	Renaissance IPO Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,772	$10,844	$10,787
11/30/2015	$10,812	$10,876	$10,825
12/31/2015	$10,457	$10,704	$10,492
1/31/2016	$8,897	$10,173	$8,920
2/29/2016	$8,972	$10,159	$8,976
3/31/2016	$9,722	$10,849	$9,731
4/30/2016	$10,039	$10,891	$10,045
5/31/2016	$10,165	$11,086	$10,181
6/30/2016	$9,728	$11,115	$9,777
7/31/2016	$10,196	$11,525	$10,237
8/31/2016	$10,544	$11,541	$10,604
9/30/2016	$10,654	$11,543	$10,719
10/31/2016	$10,235	$11,332	$10,297
11/30/2016	$10,467	$11,752	$10,534
12/31/2016	$10,437	$11,984	$10,525
1/31/2017	$10,840	$12,212	$10,944
2/28/2017	$11,364	$12,697	$11,482
3/31/2017	$11,657	$12,711	$11,783
4/30/2017	$12,026	$12,842	$12,130
5/31/2017	$12,747	$13,023	$12,804
6/30/2017	$12,679	$13,104	$12,755
7/31/2017	$13,048	$13,373	$13,139
8/31/2017	$13,235	$13,414	$13,319
9/30/2017	$13,486	$13,691	$13,546
10/31/2017	$14,205	$14,011	$14,284
11/30/2017	$14,094	$14,440	$14,153
12/31/2017	$14,271	$14,601	$14,370
1/31/2018	$14,368	$15,437	$14,476
2/28/2018	$14,352	$14,868	$14,480
3/31/2018	$14,550	$14,490	$14,681
4/30/2018	$14,479	$14,546	$14,622
5/31/2018	$14,793	$14,896	$14,945
6/30/2018	$15,116	$14,988	$15,230
7/31/2018	$15,034	$15,545	$15,208
8/31/2018	$15,609	$16,052	$15,795
9/30/2018	$15,373	$16,143	$15,560
10/31/2018	$13,385	$15,040	$13,548
11/30/2018	$13,396	$15,346	$13,574
12/31/2018	$11,794	$13,961	$11,937
1/31/2019	$13,909	$15,079	$14,086
2/28/2019	$15,414	$15,564	$15,500
3/31/2019	$15,552	$15,866	$15,692
4/30/2019	$15,975	$16,508	$16,132
5/31/2019	$15,135	$15,459	$15,299
6/30/2019	$16,087	$16,549	$16,336
7/31/2019	$16,505	$16,787	$16,740
8/31/2019	$15,618	$16,521	$15,862
9/30/2019	$14,369	$16,830	$14,594
10/31/2019	$15,118	$17,195	$15,325
11/30/2019	$16,000	$17,819	$16,199
12/31/2019	$15,910	$18,356	$16,087
1/31/2020	$16,702	$18,349	$16,902
2/29/2020	$16,130	$16,839	$16,354
3/31/2020	$13,532	$14,759	$13,694
4/30/2020	$15,852	$16,651	$16,095
5/31/2020	$18,762	$17,444	$19,078
6/30/2020	$20,749	$17,791	$21,028
7/31/2020	$22,711	$18,794	$23,058
8/31/2020	$24,754	$20,145	$25,090
9/30/2020	$26,731	$19,380	$27,144
10/31/2020	$26,004	$18,864	$26,453
11/30/2020	$32,985	$20,929	$33,686
12/31/2020	$33,001	$21,734	$33,754
1/31/2021	$34,829	$21,514	$35,638
2/28/2021	$34,225	$22,108	$35,054
3/31/2021	$31,843	$23,076	$32,594
4/30/2021	$31,894	$24,307	$32,690
5/31/2021	$31,490	$24,477	$32,281
6/30/2021	$33,923	$25,049	$34,793
7/31/2021	$32,125	$25,644	$32,943
8/31/2021	$34,235	$26,423	$35,158
9/30/2021	$32,948	$25,194	$33,836
10/31/2021	$35,137	$26,960	$36,068
11/30/2021	$32,299	$26,773	$33,167
12/31/2021	$29,641	$27,973	$30,433
1/31/2022	$23,807	$26,525	$24,440
2/28/2022	$23,505	$25,731	$24,130
3/31/2022	$22,572	$26,686	$23,159
4/30/2022	$18,234	$24,359	$18,723
5/31/2022	$15,914	$24,404	$16,404
6/30/2022	$15,427	$22,389	$15,908
7/31/2022	$16,703	$24,454	$17,251
8/31/2022	$16,426	$23,457	$16,973
9/30/2022	$14,536	$21,296	$15,019
10/31/2022	$14,336	$23,020	$14,807
11/30/2022	$14,152	$24,307	$14,645
12/31/2022	$12,661	$22,907	$13,101
1/31/2023	$14,674	$24,346	$15,172
2/28/2023	$14,459	$23,752	$14,963
3/31/2023	$14,992	$24,624	$15,517
4/30/2023	$14,213	$25,008	$14,733
5/31/2023	$15,325	$25,117	$15,851
6/30/2023	$16,749	$26,776	$17,307
7/31/2023	$18,762	$27,637	$19,422
8/31/2023	$16,738	$27,197	$17,275
9/30/2023	$16,375	$25,900	$16,803
10/31/2023	$15,243	$25,355	$15,646
11/30/2023	$17,287	$27,671	$17,754
12/31/2023	$19,315	$28,928	$19,862
1/31/2024	$17,435	$29,414	$17,916
2/29/2024	$20,098	$30,985	$20,702
3/31/2024	$21,266	$31,982	$21,891
4/30/2024	$19,038	$30,675	$19,628
5/31/2024	$20,093	$32,196	$20,715
6/30/2024	$20,651	$33,352	$21,335
7/31/2024	$20,610	$33,758	$21,297
8/31/2024	$21,398	$34,577	$22,095
9/30/2024	$21,972	$35,315	$22,680
10/31/2024	$22,925	$34,995	$23,714
11/30/2024	$23,606	$37,049	$24,393
12/31/2024	$22,342	$36,166	$23,124
1/31/2025	$24,060	$37,173	$24,904
2/28/2025	$21,598	$36,688	$22,388
3/31/2025	$19,291	$34,621	$19,987
4/30/2025	$19,702	$34,386	$20,410
5/31/2025	$21,947	$36,550	$22,736
6/30/2025	$23,116	$38,409	$23,932
7/31/2025	$23,677	$39,271	$24,477
8/31/2025	$25,611	$40,067	$26,460
9/30/2025	$25,579	$41,530	$26,466

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Renaissance IPO ETF (NAV Return)	16.61%	-0.84%	9.85%
S&P 500® Index	17.60%	16.47%	15.30%
Renaissance IPO Index	16.69%	-0.50%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Visit https://etfs.renaissancecapital.com/us-ipo-etf#performance for more recent performance information.
AssetsNet	$ 178,634,851
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 906,123
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 9/30/2025)

Fund Stats	Fund Stats
Total Net Assets	$178,634,851
# of Portfolio Holdings	33
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$906,123

Holdings [Text Block]
Industry	Value
Semiconductors & Semiconductor Equipment	17.1%
Software	14.1%
Interactive Media & Services	9.4%
Personal Care Products	8.9%
Hotels, Restaurants & Leisure	8.8%
Electrical Equipment	5.2%
Aerospace & Defense	5.2%
Textiles, Apparel & Luxury Goods	5.0%
Consumer Finance	4.1%
Life Sciences Tools & Services	3.8%
Others	18.3%
Cash	0.1%

Largest Holdings [Text Block]
Top 10	Value
Reddit, Inc., Class A	9.4%
Kenvue, Inc.	8.9%
Astera Labs, Inc.	8.9%
ARM Holdings PLC, ADR	8.2%
NEXTracker, Inc., Class A	5.2%
Viking Holdings Ltd.	5.2%
Rubrik, Inc., Class A	5.2%
Kaspi.KZ JSC, ADR	4.1%
Tempus AI, Inc.	3.8%
Circle Internet Group, Inc., Class A	3.8%

Material Fund Change [Text Block]